NOTE PAYABLE - Summary of Note Payble (Details) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Disclosure of Note payable Abstract
Balance at January 1, 2021	$ 1,885
Additions	122
Accrued interest	37
Balance at March 31, 2021	$ 2,044